Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Unrealized gain/loss Carrying amount	R$ 514	R$ 67
Over the counter [member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	Local currency R$ + 149.99% of CDI
Maturity period	Interest: Half-yearly Principal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 212	97
Over the counter [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 120
Over the counter one [member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	Local currency R$ + 125.54% of CDI
Maturity period	Interest: Half-yearly Principal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 302	87
Over the counter one [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 261.11
Over The Counters Two [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation higher than R$5.1110
Liability	US$ exchange variation higher than R$5.1110
Maturity period	April 13, 2023 December 05, 2023
Trade market	Over the counter
Unrealized gain/loss Carrying amount		(79)
Over The Counters Two [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 392.344
Over The Counters Three [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation higher than R$4.9675
Liability	US$ exchange variation higher than R$4.9675
Maturity period	December 05, 2023 December 19, 2023
Trade market	Over the counter
Unrealized gain/loss Carrying amount		R$ (38)
Over The Counters Three [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 376.55